Investment Risks	Oct. 31, 2025
Defiance Leveraged Long + Income BMNR ETF | BMNR Risks [Member]
Prospectus [Line Items]
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BMNR Risks. The Fund invests in swap contracts and options that are based on the share price of BMNR. This subjects the Fund to the risk that BMNR’s share price decreases. If the share price of BMNR decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of Bitmine Immersion Technologies, Inc., the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income BMNR ETF | Indirect Investment in BMNR Risk [Member]
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Indirect Investment in BMNR Risk. BMNR is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of BMNR but will be exposed to the performance of BMNR (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from BMNR, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Leveraged Long + Income BMNR ETF | BMNR Trading Risk [Member]
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BMNR Trading Risk. The trading price of BMNR may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence BMNR’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence BMNR’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for BMNR’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Leveraged Long + Income BMNR ETF | BMNR Performance Risk [Member]
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BMNR Performance Risk. BMNR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BMNR to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BMNR provides may not ultimately be accurate. If BMNR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BMNR could decline significantly.

Defiance Leveraged Long + Income BMNR ETF | Software Industry Risk [Member]
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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Defiance Leveraged Long + Income BMNR ETF | Bitcoin Risk [Member]
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Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with bitcoin by virtue of its exposure to BMNR. BMNR generates its revenue from digital asset mining and hosting third party digital asset miners. The price of bitcoin is extremely volatile. The cost to mine a bitcoin is independent of the then current price of bitcoin, so when prices are low, the cost per coin to mine may consume much of BMNR’s available cash, which means that there is less capital with which to invest in future company growth. Similarly, when prices are low, BMNR’s profitability is decreased on a dollar-for-dollar basis correlated to the then price of bitcoin. Given the volatility of bitcoin, these factors render BMNR unable to accurately predict in advance what its growth plans may be and accurately forecast revenue and profitability projections for any reporting period. Fluctuations in the price of bitcoin may significantly influence the market price of BMNR’s bitcoin holdings and therefore, the price of its common stock.

Additional risks related to bitcoin include uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments.

Defiance Leveraged Long + Income BMNR ETF | Capital Investment Risk [Member]
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Capital Investment Risk. As the prices of digital assets increase, the profits that are generated from the mining those assets also increase, which causes more companies to enter the mining industry and existing companies to expand their mining operations. BMNR may not be able to obtain new hosting and transaction processing hardware or purchase such hardware at competitive prices during times of high interest and demand for digital assets, which could have a material adverse effect on BMNR’s business, financial condition and results of operations.

Defiance Leveraged Long + Income BMNR ETF | Energy Risk [Member]
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Energy Risk. The operation of a bitcoin mining facility requires significant amounts of electrical power. Any mining site BMNR currently operates or establishes in the future can only be successful if BMNR can continue to obtain sufficient electrical power for that site on a cost-effective basis. BMNR’s mining operations are conducted across a mix of leased properties and hosting agreements with third parties, each of which have unique power agreements. Geopolitical events including the war in Ukraine and inflationary impacts have caused power prices to increase worldwide; if power prices continue to increase while bitcoin prices decrease, BMNR’s ability to profitability mine bitcoin would be negatively impacted.

Defiance Leveraged Long + Income BMNR ETF | Regulatory Risk [Member]
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Regulatory Risk. BMNR is subject to an extensive, highly evolving and uncertain regulatory and business landscape and any adverse changes to, or our failure to comply with, any laws and regulations, and adverse business reactions from counterparties could adversely affect BMNR’s brand, reputation, business, operating results, and financial condition.

Defiance Leveraged Long + Income BMNR ETF | Key Man Risk [Member]
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Key Man Risk. BMNR is dependent upon the efforts and services of its small executive team. While BMNR has a preliminary plan for succession of certain key executive, the loss of any one of our key executives could have an adverse effect on its operations.

Defiance Leveraged Long + Income BMNR ETF | Derivatives Risks [Member]
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Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income BMNR ETF | Swap Agreements [Member]
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Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income BMNR ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income BMNR ETF | Leverage Risk [Member]
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Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income BMNR ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income BMNR ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income BMNR ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income BMNR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income BMNR ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income BMNR ETF | Cash Redemption Risk [Member]
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○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income BMNR ETF | Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income BMNR ETF | Shares May Trade at Prices Other Than NAV [Member]
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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income BMNR ETF | Trading [Member]
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○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income BMNR ETF | Economic and Market Risk [Member]
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Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income BMNR ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income BMNR ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income BMNR ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income BMNR ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income BMNR ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income BMNR ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income BMNR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income BMNR ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income BMNR ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income SOFI ETF
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income SOFI ETF | Derivatives Risks [Member]
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Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income SOFI ETF | Swap Agreements [Member]
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Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income SOFI ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income SOFI ETF | Leverage Risk [Member]
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Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income SOFI ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income SOFI ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income SOFI ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income SOFI ETF | ETF Risks [Member]
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Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income SOFI ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income SOFI ETF | Cash Redemption Risk [Member]
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○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income SOFI ETF | Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income SOFI ETF | Shares May Trade at Prices Other Than NAV [Member]
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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income SOFI ETF | Trading [Member]
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○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income SOFI ETF | Economic and Market Risk [Member]
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Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income SOFI ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income SOFI ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income SOFI ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income SOFI ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income SOFI ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income SOFI ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income SOFI ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income SOFI ETF | SOFI Risks [Member]
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SOFI Risks. The Fund invests in swap contracts and options that are based on the share price of SOFI. This subjects the Fund to the risk that SOFI’s share price decreases. If the share price of SOFI decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of SoFi Technologies, Inc., the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income SOFI ETF | Indirect Investment in SOFI Risk [Member]
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Indirect Investment in SOFI Risk. SOFI is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SOFI but will be exposed to the performance of SOFI (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

Defiance Leveraged Long + Income SOFI ETF | SOFI Trading Risk [Member]
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SOFI Trading Risk. The trading price of SOFI may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading SOFI, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence SOFI’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of SOFI, trading in shares of related funds may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income SOFI ETF | SOFI Performance Risk [Member]
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SOFI Performance Risk. SOFI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SOFI to decline. SOFI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SOFI provides may not ultimately be accurate. If SOFI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SOFI could decline significantly.

Defiance Leveraged Long + Income SOFI ETF | Consumer Finance Industry Risk [Member]
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Consumer Finance Industry Risk: The consumer finance industry can be significantly affected by changing economic conditions, demand for consumer loans, and refinancing activity. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the consumer finance industry. Companies in the consumer finance industry are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable.

Defiance Leveraged Long + Income SOFI ETF | Interest Rate Risk [Member]
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Interest Rate Risk. SOFI’s business is sensitive to interest rates and interest rates are highly sensitive to many factors that are beyond SOFI’s control, including global, domestic and local economic conditions and the policies of various governmental and regulatory agencies and, in particular, the Federal Reserve. SOFI is unable to predict future changes in interest rates. Changes to prevailing interest rates could influence not only the interest SOFI receives on loans and investments and the amount of interest it pays on deposits and borrowings, but could also affect (i) SOFI’s ability to originate loans at competitive rates and obtain deposits; (ii) the fair value of SOFI’s financial assets and liabilities; (iii) the average duration of SOFI’s loan portfolios and other interest-earning assets; (iv) the mix of lending products SOFI originates which is influenced by demand for refinancing products; and (v) the competition faced by its SoFi Money deposit product from other investment products which may become more attractive as interest rates rise.

Defiance Leveraged Long + Income SOFI ETF | Intellectual Property Risk [Member]
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Intellectual Property Risk: SOFI’s ability to provide products and services to its members and technology platform clients depends, in part, upon its proprietary technology. SOFI may be unable to protect its proprietary technology effectively, which would allow competitors to duplicate its business processes and know-how, and adversely affect its ability to compete with them. A third party may attempt to reverse engineer or otherwise obtain and use SOFI’s proprietary technology without its consent. The pursuit of a claim against a third party for infringement of intellectual property could be costly, and there can be no guarantee that any such efforts would be successful.

Defiance Leveraged Long + Income SOFI ETF | Operations Risk [Member]
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Operations Risk: Failure, inadequacy, breach of, or unauthorized access to, SOFI’s IT systems or those of SOFI’s third-party service providers, unauthorized access to SOFI’s confidential information, or violations of data protection laws, could each result in material harm to SOFI’s business and reputation. SOFI’s use of artificial intelligence or other emerging technologies could adversely impact SOFI’s business and financial results.

Defiance Leveraged Long + Income SOFI ETF | International Business Risk [Member]
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International Business Risk: If SOFI fails to deploy or manage its operations successfully in international markets, its business and operations may suffer. In addition, SOFI is subject to a variety of risks inherent in doing business internationally, including risks related to government regulation, political, social and/or economic instability or military conflict, higher levels of credit risk and fraud, fluctuations in currency exchange rates and global market volatility, among others.

Defiance Leveraged Long + Income SOFI ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.